Federal Home Loan Bank Advances (Details) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Federal Home Loan Bank, Advances [Line Items]
Amount	$ 2,646	$ 3,541	$ 514	$ 988
Federal Home Loan Bank Advances, Rate (as a percent)	0.77%	0.59%
Short-term debt adjustable rate	$ 1,069	$ 2,116
Short-term floating rate daily adjustable advances
Federal Home Loan Bank, Advances [Line Items]
Amount		0	0	216
Short-term debt adjustable rate	$ 1	$ 0
Short-term Debt, Rate (as a percent)	0.70%	0.00%
Short-term fixed rate term advances
Federal Home Loan Bank, Advances [Line Items]
Amount	$ 1,068	$ 2,116	214	772
Federal Home Loan Bank Advances, Rate (as a percent)	0.40%	0.32%
Long-term LIBOR adjustable advances
Federal Home Loan Bank, Advances [Line Items]
Amount	$ 1,025	$ 825	0	0
Federal Home Loan Bank Advances, Rate (as a percent)	0.80%	0.70%
Long-term fixed rate advances
Federal Home Loan Bank, Advances [Line Items]
Amount	$ 552	$ 600	$ 300	$ 0
Federal Home Loan Bank Advances, Rate (as a percent)	1.44%	1.37%
Weighted Average
Federal Home Loan Bank, Advances [Line Items]
Federal Home Loan Bank Advances, Rate (as a percent)		0.59%	0.90%	0.34%
Weighted Average | Short-term floating rate daily adjustable advances
Federal Home Loan Bank, Advances [Line Items]
Federal Home Loan Bank Advances, Rate (as a percent)		0.00%	0.00%	0.50%
Weighted Average | Short-term fixed rate term advances
Federal Home Loan Bank, Advances [Line Items]
Federal Home Loan Bank Advances, Rate (as a percent)		0.32%	0.26%	0.30%
Weighted Average | Long-term LIBOR adjustable advances
Federal Home Loan Bank, Advances [Line Items]
Federal Home Loan Bank Advances, Rate (as a percent)		0.70%	0.00%	0.00%
Weighted Average | Long-term fixed rate advances
Federal Home Loan Bank, Advances [Line Items]
Federal Home Loan Bank Advances, Rate (as a percent)		1.37%	1.36%	0.00%